Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value - Long-term Debt (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)
JAPAN | EDAP Technomed Co Ltd. [Member] | Loan One [Member]
Debt Instrument, Face Amount | ¥		¥ 55,000,000
Maturation	Jun. 30, 2018
Debt Instrument, Interest Rate, Stated Percentage	1.80%	1.80%
Frequency of principal payments	Monthly instalment
Frequency of principal payments	Monthly instalment
JAPAN | EDAP Technomed Co Ltd. [Member] | Loan Two [Member]
Debt Instrument, Face Amount | ¥		¥ 10,000,000
Maturation	Jun. 30, 2018
Debt Instrument, Interest Rate, Stated Percentage	2.10%	2.10%
Frequency of principal payments	Monthly instalment
Frequency of principal payments	Monthly instalment
GERMANY | EDAP TMS GMBH [Member] | High Intensity Focused Ultrasound (HIFU) Equipment [Member]
Debt Instrument, Face Amount	€ 450,000
Maturation	Nov. 30, 2020
Debt Instrument, Interest Rate, Stated Percentage	2.49%	2.49%
Frequency of principal payments	Monthly instalment
Frequency of principal payments	Monthly instalment
GERMANY | EDAP TMS GMBH [Member] | Urology Devices and Services (UDS) Equipment [Member]
Debt Instrument, Face Amount	€ 136,500
Maturation	Dec. 31, 2022
Debt Instrument, Interest Rate, Stated Percentage	2.25%	2.25%
Frequency of principal payments	Monthly instalment
Frequency of principal payments	Monthly instalment
FRANCE | EDAP TMS France [Member] | Loan One [Member]
Debt Instrument, Face Amount	€ 700,000
Maturation	Oct. 16, 2021
Debt Instrument, Interest Rate, Stated Percentage	0.40%	0.40%
Frequency of principal payments	Quarterly instalment
Frequency of principal payments	Quarterly instalment